Inventories	9 Months Ended
Sep. 30, 2017
Inventories [Abstract]
Inventories

NOTE 4 - Inventories

As of December 31, 2016, and 2015 and September 30, 2017, inventories consisted of the following:

	December 31,		September 30,
	2015	2016	2017
			(Unaudited)
Satellite equipment for sale under construction	$99,971	$197,645	$197,645
Parts	11,029	11,029	15,953
Supplies	-	6,437	722
	111,000	215,111	214,320
Allowance for inventory loss	-	(5,382)	(5,646)
Net	$111,000	$209,729	$208,674